Annual Total Returns [BarChart] - LVIP Delaware US Growth Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	7.63%
2012	16.23%
2013	34.75%
2014	12.78%
2015	5.39%
2016	(5.17%)
2017	28.28%
2018	(3.00%)
2019	27.25%
2020	44.13%